Oct. 01, 2023

Muzinich U.S. High Yield Credit Fund Class A Shares (Ticker: MZHRX)* Institutional Shares (Ticker: MZHIX) Supra Institutional Shares (Ticker: MZHSX) * Shares are not available at this time.
(the “Fund”)
a series of Professionally Managed Portfolios (the “Trust”)

Supplement dated September 22, 2023 to the Statutory Prospectus dated April 30, 2023
At a recent meeting of the Board of Trustees (the “Board”) of the Trust, based on the recommendation of Muzinich & Co., Inc., the investment advisor to the Fund (the “Advisor”), the Board approved a change to the Fund’s name. Additionally, there will be certain other changes implemented with respect to the Fund, as described below:

1.Change in the name of the Fund.

Effective October 1, 2023, (the “Effective Date”) the Muzinich U.S. High Yield Credit Fund will change its name to the:

“Muzinich Flexible U.S. High Yield Income Fund”. The name change will not result in any change to the Fund’s principal investment strategy to normally invest at least 80% of its net assets in high yield credit issued by companies with a domicile or principal place of business in the U.S. (“U.S. Corporations”).

The investment adviser believes that the new name will better describe the Fund’s investment strategies. All references in the Prospectus and SAI to the Muzinich U.S. High Yield Credit Fund are deleted and replaced with Muzinich Flexible U.S. High Yield Income Fund.

2.Changes in the investment strategies section of the Fund.

Please retain this Supplement with your Prospectus.
Muzinich Flexible U.S. High Yield Income Fund
Muzinich Flexible U.S. High Yield Income Fund
Additionally, on the Effective date, the third paragraph in the section entitled “Summary Section - Muzinich U.S. High Yield Credit Fund - Principal Investment Strategies” of the Fund’s Prospectus is deleted and replaced with the following:
The Advisor may actively manage the Fund’s duration (defined as “duration‐to‐worst”), such that the portfolio’s duration, and that of individual holdings within, may deviate (either shorter or longer) from that of the general U.S. high yield market depending on the portfolio managers’ views on risk, reward, and valuation. (Duration to‐worst is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.) Duration management may be achieved though the selection of individual securities and/or through the use of derivatives.